Note 6 Estimate of GDP, unemployment rate and HPI for the main geographies (Details) - Estimate scenario [Member]	Jun. 30, 2023
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.42%
Unemployment	12.23%
HPI	(2.17%)
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.11%
Unemployment	11.73%
HPI	(0.61%)
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.86%
Unemployment	10.48%
HPI	1.67%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.83%
Unemployment	9.20%
HPI	1.79%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.52%
Unemployment	8.13%
HPI	1.82%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.24%
Unemployment	7.33%
HPI	1.47%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.42%
Unemployment	2.88%
HPI	6.33%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.76%
Unemployment	3.72%
HPI	6.01%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.27%
Unemployment	3.56%
HPI	4.04%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.14%
Unemployment	3.61%
HPI	1.59%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.04%
Unemployment	3.67%
HPI	0.86%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.96%
Unemployment	3.53%
HPI	1.90%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	4.50%
Unemployment	10.10%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.05%
Unemployment	11.13%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.75%
Unemployment	11.55%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.70%
Unemployment	11.50%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.62%
Unemployment	11.50%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.54%
Unemployment	11.50%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.58%
Unemployment	7.08%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.65%
Unemployment	6.78%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.49%
Unemployment	6.70%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.20%
Unemployment	6.68%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.35%
Unemployment	6.60%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.29%
Unemployment	6.60%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(3.50%)
Unemployment	8.28%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(2.00%)
Unemployment	10.48%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.50%
Unemployment	10.15%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.50%
Unemployment	8.95%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.50%
Unemployment	7.70%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.00%
Unemployment	6.60%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.16%
Unemployment	10.76%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.48%
Unemployment	11.39%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.35%
Unemployment	11.58%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.96%
Unemployment	11.53%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.16%
Unemployment	10.92%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.39%
Unemployment	10.58%